Filed Pursuant to Rule 497(e)
Registration No. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Balanced Fund

(“Balanced Fund”)

Supplement dated August 28, 2019, to the Balanced Fund’s Summary Prospectus and the Trust’s Statutory Prospectus, both dated January 28, 2019.

Effective June 30, 2019, Mr. P. Adrian Helfert has been added as to the portfolio management team for the Balanced Fund.

To reflect the change, please note the following:

The following sentence is added to the end of the sub-section “Management—The Portfolio Managers” in the “Summary of the Funds—Balanced Fund” section in the Summary Prospectus and Statutory Prospectus:

Mr. P. Adrian Helfert, Senior Vice President and Director of Multi-Asset Portfolios, has managed the Balanced Fund since June 30, 2019.

The first paragraph of the section “Management of the Funds—The Portfolio Managers” of the Statutory Prospectus, is replaced in its entirety with the following:

The members of the Equity and Balanced Fund portfolio management team include Scott D. Lawson, CFA, Matthew R. Lockridge, Varun V. Singh, PhD, CFA, Casey Flanagan, CFA, and P. Adrian Helfert.

The following paragraph is added immediately after the fourth paragraph in the section “Management of the Funds—The Portfolio Managers” of the Statutory Prospectus:

Mr. P. Adrian Helfert, Senior Vice President and Director of Multi-Asset Portfolios, joined the Westwood Sub-Adviser in 2019. He has authority to direct trading activity on the Balanced Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed Pursuant to Rule 497(e)
Registration No. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Balanced Fund (“Balanced Fund”)

Supplement dated August 28, 2019, to the Trust’s Statement of Additional Information,

dated January 28, 2019.

Effective June 30, 2019, Mr. P. Adrian Helfert has been added as to the portfolio management team for the Balanced Fund.

To reflect the addition, please note the following:

In the “Portfolio Managers” section, under the “Management of Other Accounts” sub-section, the following is added with information as of June 30, 2019:

EXCLUDES BALANCED FUND:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
P. Adrian Helftert[5]
	Registered Investment Companies:	3	$1,349,115,895	0	$0
	Other Pooled Investment Vehicles:	2	$300,750,115	0	$0
	Other Accounts:	15	$892,990,000	0	$0

5	Co-Portfolio Manager for the TETON Westwood Balanced Fund.

Under the “Ownership of Shares in the Funds” sub-section, the following is added:

Team Member	Fund	Dollar Range of Equity Securities Held in each Fund*
P. Adrian Helfert	TETON Westwood Balanced Fund	A

* Key to Dollar Ranges – Information as of December 31, 2018, except the information for Mr. Helfert is as of June 30, 2019

A.	None
B.	$1 – $10,000
C.	$10,001 – $50,000
D.	$50,001 – $100,000
E.	$100,001 – $500,000
F.	$500,001 – $1,000,000
G.	over $1,000,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE